Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	001-40563
Entity Registrant Name	NIXXY, INC.
Entity Central Index Key	0001462223
Entity Tax Identification Number	90-1505893
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1178 Broadway
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	877
Local Phone Number	708-8868
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NIXX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false